Loans payable and other liabilities, Lease Liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Opening balance	$ 292,942	$ 336,513
Payment of lease obligations	(126,193)	(24,406)
Interest expense	16,201	24,948
Addition	460,100	0
Modification of lease	0	(44,113)
Closing balance	$ 643,050	$ 292,942